Commitments and contingencies	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 13 — Contingencies and commitment

(a)	Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe that these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

(b)	Lease commitment

As of March 31, 2021, the Company leases offices space and warehouse for its inventories under certain non-cancelable operating leases, with terms ranging between one and five years. The Company considers that those renewal or termination options are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets:

March 31, 2021

Rights of use lease assets	$1,005,649

Lease liabilities, current	$101,134
Lease liabilities, non-current	934,610
Total operating lease liabilities	$1,035,744

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2021:

Weighted average remaining lease term (years)	7.45
Weighted average discount rate	4.75%

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2021:

March 31, 2021

2022	$107,691
2023	229,643
2024	116,965
2025	110,098
2026 and thereafter	686,352
Total undiscounted cash flows	1,250,749
Less: imputed interest	(215,005)
Present value of lease liabilities	$1,035,744

Operating lease expenses for the years ended March 31, 2021 and 2020 were $140,491 and $107,812, respectively.

Note 15 — Commitments and contingencies

(a)	Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

(b)	Lease commitment

As of March 31, 2020, the Company leases offices space and warehouse for its inventories under certain non-cancelable operating leases, with terms ranging between one and five years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets:

March 31, 2020

Rights of use lease assets	$294,188

Lease liabilities, current	$93,077
Lease liabilities, noncurrent	170,966
Total operating lease liabilities	$264,043

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2020:

Weighted average remaining lease term (years)	3.42
Weighted average discount rate	4.75%

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2020:

March 31, 2020

2021	$104,094
2022	104,094
2023	58,824
2024	13,555
2025 and thereafter	3,389
Total undiscounted cash flows	283,956
Less: imputed interest	(19,913)
Present value of lease liabilities	$264,043

Operating lease expenses for the years ended March 31, 2020 and 2019 were $107,812 and $99,629, respectively.

(c)	Capital commitment

Contracted but not provided for as of March 31, 2020
Investment in Dandong BF as disclosed in Note 14	$1,036,408
$1,036,408